Debt, revolving credit facilities (Details) (U.S. Cellular revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Revolving credit
Maximum borrowing capacity	$ 300.0
Letters of credit outstanding	17.5
Amount available for use	282.5
Sample LIBOR Rate	0.17%	[1]
Contractual spread	1.75%	[1]
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	1.92%	[1]
Fees incurred as a percent of Maximum borrowing capacity for 2014	0.42%
Fees incurred, amount	$ 1.3		$ 0.8	$ 1.1
Agreement date	Dec. 17, 2010
Maturity date	Dec. 17, 2017
Subordination agreement description	In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105,000,000, and (ii) refinancing indebtedness in excess of $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement. As of December 31, 2014, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.
Revolving credit facility, terms of agreement	In July 2014, U.S. Cellular entered into an amendment to the revolving credit facility agreement which increased the Consolidated Leverage Ratio (the ratio of Consolidated Funded Indebtedness to Consolidated Earnings before interest, taxes, depreciation and amortization) that U.S. Cellular is required to maintain. Beginning July 1, 2014, U.S. Cellular is required to maintain the Consolidated Leverage Ratio at a level not to exceed 3.75 to 1.00 for the period of the four fiscal quarters most recently ended (this was 3.00 to 1.00 prior to July 1, 2014). The terms of the amendment decrease the maximum permitted Consolidated Leverage Ratio beginning January 1, 2016, with further decreases effective July 1, 2016 and January 1, 2017 (and will return to 3.00 to 1.00 at that time). For the twelve months ended December 31, 2014, the actual Consolidated Leverage Ratio was 2.35 to 1.00. Future changes in U.S. Cellular’s financial condition could negatively impact its ability to meet the financial covenants and requirements in its revolving credit facility agreement.
Minimum
Revolving credit
Range of commitment fees on amount available for use	0.13%	[2]
Maximum
Revolving credit
Range of commitment fees on amount available for use	0.30%	[2]

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.